Warrants (Details)	6 Months Ended
Jun. 30, 2023 USD ($)
Warrants
Balance at December 31, 2022 and 2021	$ 0
Acquisition of Engine	153,275
Reclassify former GSQ Esports Inc. warrants to warrant liability	1,925,238
Change in fair value	(1,710,878)
Foreign exchange	(91,091)
Balance, June 30, 2023	$ 276,544